Investment Strategy - Allspring Municipal Fixed Income Funds - ETF Class	Jun. 30, 2026
High Yield Municipal Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•
at least 80% of the Fund’s net assets plus borrowings for investment purposes in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax (“AMT”) (this strategy may only be changed with the approval of shareholders);

•	up to 20% of the Fund’s total assets in securities whose interest is subject to federal AMT;
•	at least 50% of the Fund’s total assets in municipal securities rated BBB and below or comparable unrated municipal securities; and
•	up to 20% of the Fund’s total assets in inverse floaters.
To the extent the Fund uses derivatives, when such instruments provide investment exposure to the investments set forth in the first bullet above or exposure to one or more market risk factors associated with such investments, the Fund may include such derivatives in complying with the 80% requirement set out in this bullet.
We invest principally in municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, but not necessarily federal  AMT. A substantial portion of the securities will be rated BBB and below or unrated and deemed by us to be of comparable quality. Securities rated BB and below are often called “high yield” securities or “junk bonds”. We may invest in municipal debt of any credit quality. We may also invest a portion of the Fund’s total assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management. While we  may purchase securities of any maturity, under normal circumstances,  we expect the Fund’s dollar-weighted average effective maturity to be between 3 and 20 years. “Dollar-weighted average effective maturity” is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund’s portfolio.
We may invest up to 20% of the Fund’s total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund’s investments in inverse floaters to an amount equal to 20% of the Fund’s total assets.
We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, we invest:at least 80% of the Fund’s net assets plus borrowings for investment purposes in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax (“AMT”) (this strategy may only be changed with the approval of shareholders);
Strategic Municipal Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•
at least 80% of the Fund’s net assets plus borrowings for investment purposes in municipal securities whose interest is exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (“AMT”) (this strategy may only be changed with the approval of shareholders);

•	up to 35% of the Fund’s total assets in below investment-grade municipal securities; and
•	up to 10% of the Fund’s total assets in inverse floaters.
We may also invest:
•	any amount in securities whose interest is subject to federal AMT.
To the extent the Fund uses derivatives, when such instruments provide investment exposure to the investments set forth in the first bullet above or exposure to one or more market risk factors associated with such investments, the Fund may include such derivatives in complying with the 80% requirement set out in this bullet.
We invest principally in municipal securities of states, territories and possessions of the United States whose interest is  exempt from regular federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest any amount of the Fund’s total assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management.
We may invest up to 10% of the Fund’s total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 10% of the Fund’s total assets.
We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.
While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund’s overall dollar-weighted average effective duration to be 6 years or less.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, we invest:at least 80% of the Fund’s net assets plus borrowings for investment purposes in municipal securities whose interest is exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (“AMT”) (this strategy may only be changed with the approval of shareholders);